RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Related Party Transaction [Line Items]
Percentage Of Annual Management Fee	0.50%
Accrued Management Fees	$ 50,628,768	$ 48,671,049
Series Thirty Four [Member]
Related Party Transaction [Line Items]
Proceeds from Collection of Advance From An Affiliate		12,736
Series Forty [Member]
Related Party Transaction [Line Items]
Proceeds from Collection of Advance From An Affiliate	10,775	12,485
Series Forty Four [Member]
Related Party Transaction [Line Items]
Proceeds from Collection of Advance From An Affiliate	76,125	12,495
Series Forty Five [Member]
Related Party Transaction [Line Items]
Proceeds from Collection of Advance From An Affiliate	$ 14,188	$ 8,997